S-K 1603(b) Conflicts of Interest	Oct. 09, 2026
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]

Conflicts of Interest

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

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duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;
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duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;
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duty to not improperly fetter the exercise of future discretion;
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duty to exercise powers fairly as between different sections of shareholders;
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duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and
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duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care, which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience which that director has.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders; provided that there is full disclosure by the directors. This can be done by way of permission granted in the Cayman Constitutional Documents or alternatively by shareholder approval at general meetings.

In addition, members of our management team and the Kensington Board directly or indirectly own Founder Shares and, accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

We are not prohibited from pursuing an initial business combination with a company that is affiliated with Kensington's Sponsor, directors, or officers or advisors, or making the acquisition through a joint venture or other form of shared ownership with either of Kensington's Sponsor, directors or officers. In the event we seek to complete our initial business combination with such a company, we, or a committee of independent and disinterested directors, would obtain an opinion from an independent investment banking firm that is a member of FINRA or from a valuation or appraisal firm that such an initial business combination is fair to our company from a financial point of view.

In addition, Kensington's Sponsor or any of its affiliates may make additional investments in the company in connection with the initial business combination, although Kensington's Sponsor and its affiliates have no obligation or current intention to do so. If Kensington's Sponsor or any of its affiliates elects to make additional investments, such proposed investments could influence Kensington's Sponsor’s motivation to complete an initial business combination.

Our management team, in their capacities as directors, officers or employees of Kensington's Sponsor or its affiliates or in their other endeavors, may choose to present potential business combinations to the related entities described above, current or future entities affiliated with or managed by third parties, before they present such opportunities to us, subject to his or her fiduciary duties under Cayman Islands law and any other applicable fiduciary duties.

Our directors and officers presently have, and any of them in the future may have, additional, fiduciary or contractual obligations to other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entity. Accordingly, if any of our directors or officers becomes aware of a business combination opportunity that is suitable for an entity to which he or she has then-current fiduciary or contractual obligations, he or she may need to honor these fiduciary or contractual obligations to present such business combination opportunity to such entity, or in the case of a non-compete restriction, may not present such opportunity to us at all, subject to his or her fiduciary duties under Cayman Islands law. Our Cayman Constitutional Documents provide that, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which may be a corporate opportunity for any director or officer, on the one hand, and us, on the other. Our directors and officers are also not required to commit any specified amount of time to our affairs, and, accordingly, will have conflicts of interest in allocating management time among various business activities, including identifying potential business combinations and monitoring the related due diligence.

Accordingly, if any of the above directors or officers become aware of a business combination opportunity which is suitable for any of the above entities to which he or she has then-current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such entity, and only present it to us if such entity rejects the opportunity, subject to his or her fiduciary duties under Cayman Islands law. Our Cayman Constitutional Documents provide that, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which may be a corporate opportunity for any director or officer, on the one hand, and us, on the other. We do not believe, however, based on the other companies with which our directors and officers are affiliated and their respective businesses, that any of the foregoing fiduciary duties or contractual obligations will materially affect our ability to identify and pursue business combination opportunities or complete our initial business combination.

Potential investors should also be aware of the following potential conflicts of interest:

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None of our directors or officers is required to commit his or her full time to our affairs and, accordingly, may have conflicts of interest in allocating his or her time among various business activities.
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In the course of their other business activities, our directors and officers may become aware of investment and business opportunities that may be appropriate for presentation to us as well as the other entities with which they are affiliated. Our management may have conflicts of interest in determining to which entity a particular business opportunity should be presented. For a complete description of our management’s other affiliations, see “—Directors and Executive Officers”.
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Our initial shareholders, directors and officers have agreed to waive their redemption rights with respect to any Founder Shares and Public Shares held by them in connection with the consummation of our initial business combination. Additionally, our initial shareholders have agreed to waive their redemption rights with respect to their Founder Shares if we fail to consummate our initial business combination within 24 months after the closing of the IPO. However, if our initial shareholders (or any of our directors, officers or affiliates) acquire Public Shares, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if we fail to consummate our initial business combination within the prescribed time frame. With certain limited exceptions, the Founder Shares will not be transferable, assignable or salable by our initial shareholders until the earlier of: (1) one year after the completion of our initial business combination; and (2) subsequent to our initial business combination (x) if the last reported sale price of our Kensington Class A Shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination or (y) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property. Since our directors and officers may directly or indirectly own ordinary shares and warrants and will directly or indirectly own Founder Shares following the IPO, our directors and officers may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.
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Our directors and officers may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such directors and officers was included by a target business as a condition to any agreement with respect to our initial business combination.
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Kensington's Sponsor and members of our management team will directly or indirectly own our securities following the IPO, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. As of the closing of the IPO, Kensington's Sponsor had invested in us an aggregate of approximately $5,025,000, comprised of the approximately $25,000 purchase price for its 9,857,142 Founder Shares, or approximately $0.003 per share, and the $5,000,000 purchase price for the Private Placement Warrants, or approximately $0.43 per Private Placement Warrant. Each of our officers owns interest in Kensington's Sponsor. Accordingly, our management team may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if Kensington's Sponsor had paid the same per share price for the Founder Shares as our Public Shareholders paid for their Public Shares.
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In the event Kensington's Sponsor or members of our management team provide loans to us to finance transaction costs, or out-of-pocket reimbursement of expenses, in connection with an intended initial business combination and/or incur expenses on our behalf in connection with an initial business combination, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination.
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We are not prohibited from pursuing an initial business combination with a company that is affiliated with Kensington's Sponsor, directors or members of our management team; accordingly, such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such affiliated person(s) would have interests different from our Public Shareholders and would likely not receive any financial benefit unless we consummated such business combination.
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We may engage Kensington's Sponsor, or one or more affiliates as an advisor or otherwise in connection with our initial business combination and certain other transactions. In the event Kensington's Sponsor, or one or more affiliates provides any such services after the IPO, such person(s) would have a conflict of interest if a portion of its compensation from the IPO is dependent on completion of our initial business combination.

The conflicts described above may not be resolved in our favor.

Accordingly, as a result of multiple business affiliations, our directors and officers have similar legal obligations relating to presenting business opportunities meeting the above-listed criteria to multiple entities. Below is a table summarizing the entities to which our directors and officers and certain of our affiliates currently have fiduciary duties or contractual obligations that may present a conflict of interest:

Individual	Entity	Entity’s Business	Affiliate
Justin Mirro	Kensington Capital Partners, LLC	Investor in automotive and automotive-related sector businesses	President
	Munro & Associates, LLC	Engineering consulting	Chairman
Dieter Zetsche	TUI AG	Leisure, travel and tourism	Chairman
	Aldi Sued Dienstleistungs-GmbH	Supermarket	Member of Advisory Board
	Adobe Inc.	Computer software	Member of International Advisory Board
	Volocopter GmbH	Urban air mobility	Member of Advisory Board
	Factorial Energy	Battery technology	Member of Advisory Board
	Applied Intuition, Inc.	Software for automotive industry	Member of Advisory Board
	Munro & Associates, LLC	Engineering consulting	Director
Robert Remenar	Cooper-Standard Holdings Inc.	Global supplier of systems and components for the automotive industry	Director
	Motherson Sumi Systems Limited	Automotive component manufacturer	Director
	Munro & Associates, LLC	Engineering consulting	Director
	HEVO Inc.	EV charging solutions	Director
Simon Boag	IncWell LLC	Venture capital fund	Managing Partner
	Munro Defense, Inc.	Engineering consulting focused on the defense industry	Director
	Vesta Housing Inc., dba Aro Homes	Residential construction proptech company focused on precision-engineered, modular, carbon-negative homes	Chief Executive Officer
Daniel Huber	DEHC LLC	Provider of consulting and administrative services	Managing Member
	Munro Defense, Inc.	Engineering consulting focused on the defense industry	Director
William E. Kassling	Pittsburgh Penguins	Ice hockey team	Director
	The Crosby Group	A company that provides products and services used to make lifting, rigging, transporting, and securing operations safer and more efficient	Director

Individual	Entity	Entity’s Business	Affiliate
Anders Pettersson	Brink Group B.V.	Manufacturer of tow bars	Chairman
	ZetaDisplay AB	Supplier of visual communication solutions	Director
	KlaraBo Sverige AB	Construction and real estate	Director
	Skabholmen Invest AB	Private equity firm	Director
	PS Enterprise AB	Holding company	Director
	Wallbox N.V.	EV charging solutions	Chairman
Mitchell Quain	American Securities Inc.	Private equity firm	Member of Executive Council
	AstroNova, Inc.	Designer and developer of data visualization solutions	Director
	Munro & Associates, LLC	Engineering consulting	Director
Donald Runkle	Tennenbaum Capital Partners LLC	Private equity firm	Senior Consultant
	Tula Technology Inc.	Software company	Member of Advisory Board
	Munro Defense, Inc.	Engineering consulting focused on the defense industry	Director

We are not prohibited from pursuing an initial business combination with a company that is affiliated with Kensington's Sponsor, directors, officers or advisors, or making the acquisition through a joint venture or other form of shared ownership with either of Kensington's Sponsor, directors or officers. In the event we seek to complete our initial business combination with such a company, we, or a committee of independent and disinterested directors, would obtain an opinion from an independent investment banking firm that is a member of FINRA or from a valuation or appraisal firm that such an initial business combination is fair to our company from a financial point of view. In addition, pursuant to NYSE listing rules, our initial business combination must be approved by a majority of our independent directors.

In addition, Kensington's Sponsor or any of its affiliates may make additional investments in the company in connection with the initial business combination, although Kensington's Sponsor and its affiliates have no obligation or current intention to do so. If Kensington's Sponsor or any of its affiliates elects to make additional investments, such proposed investments could influence Kensington's Sponsor’s motivation to complete an initial business combination.

In the event that we submit our initial business combination to our Public Shareholders for a vote, our initial shareholders, directors and officers have agreed (and their permitted transferees will agree), pursuant to the terms of a letter agreement entered into with us, to vote any Founder Shares and Public Shares held by them in favor of our initial business combination. Any shares purchased from Public Shareholders by the initial shareholders directors and officers or their affiliates would not be voted in favor of approving a business combination transaction. Additionally, in the event Kensington's Sponsor, directors, executive officers, advisors or their affiliates were to purchase shares from Public Shareholders, such purchases would be structured in compliance with the requirements of Rule 14e-5 under the Exchange Act. See “—Permitted Purchases of, and Other Transactions with Respect to, Our Securities” for more information.